Employee Benefit Plans (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Domestic Pension Plans Of Foreign Entity Defined Benefit [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 512,745	$ 425,472	$ 386,852
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	160,449	142,680
Statement [Line Items]
Pension and other post retirement defined benefit plans liabilities percentage of beneficiaries	16.00%
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 352,296	$ 282,792
Statement [Line Items]
Pension and other post retirement defined benefit plans liabilities percentage of beneficiaries	84.00%